Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus performance
Our executive compensation philosophy is focused on pay-for-performance. In this regard, we link a significant portion of each NEO’s total compensation to the achievement of specified performance goals. This variable compensation is “at-risk” and rewards performance and contributions to both short- and long-term financial performance.
In accordance with SEC rules and the Dodd-Frank Wall Street Reform and Consumer Protection Act, the following table shows the past three fiscal years’ total compensation for our named executive officers as set forth in the Summary Compensation Table, the “compensation actually paid” to our named executive officers (as determined under SEC rules), our total shareholder return (TSR), the TSR of the peer group over the same period, our net income, and our revenue, which we have selected as our Company Selected Measure because of its role as a component of both our annual and long-term incentive compensation program.
2022 Pay versus performance table

Year	Summary Compensation Table total for CEO (1) ($)	Avg. Summary Compensation Table total for other NEOs (2) ($)	Compensation actually paid to CEO (1)(3) ($)	Avg. compensation actually paid to other NEOs (2)(3) ($)	TSR (4) ($)	Peer group TSR (4) ($)	Net income ($ in millions)	Company Selected Measure:
								Revenue ($ in millions)

2022	11,010,906	2,697,045	16,069,419	4,081,949	244	116	143	1,412

2021	10,033,589	3,445,143	19,117,355	5,740,391	208	130	115	1,122

2020	7,141,267	1,913,189	8,690,902	3,166,120	123	102	89	958
(1) The CEO for each of 2022, 2021, and 2020 was Rohit Kapoor.
(2) The other named executive officers for each applicable year are as follows:

•	2022: Maurizio Nicolelli, Vikas Bhalla, Vivek Jetley, and Ankor Rai
•	2021: Maurizio Nicolelli, Vikas Bhalla, Vivek Jetley, and Samuel Meckey
•	2020: Maurizio Nicolelli, Pavan Bagai, Nalin Miglani, Vikas Bhalla, and Samuel Meckey
(3) SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not represent cash and/or equity value transferred to, or actually earned or realized by, the applicable named executive officer without restriction, but rather is a valuation calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as summary compensation table total compensation adjusted to (a) include the value of any pension benefit (or loss) attributed to the past fiscal year, including on account of any amendments adopted during such year; and (b) include the fair market value of equity awards as of December 31, 2022, or, if earlier, the vesting date (rather than the grant date) and factor in dividends and interest accrued with respect to such awards. For purposes of the pension valuation adjustments shown below, there was no prior service cost to report. In addition, for purposes of the equity award adjustments shown below, no equity awards were cancelled due to failure to meet vesting conditions, no equity awards were granted and vested in the same year, and there are no dividends or interest accrued to report. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table total ($)	Deduct change in pension value ($)	Add pension service cost ($)	Deduct stock awards ($)	Add year-end value of unvested equity awards granted in year ($)	Add change in value of unvested equity awards granted in prior years ($)	Add change in value of equity awards granted in prior years which vested in year ($)

2022	CEO	11,010,906	0	0	8,356,213	10,658,841	1,995,931	759,954

	Other NEOs	2,697,045	20,200	124,859	1,797,927	2,336,355	635,050	106,766

2021	CEO	10,033,589	0	0	7,209,918	10,249,716	4,905,807	1,138,161

	Other NEOs	3,445,143	16,865	116,473	2,420,631	3,469,558	927,536	219,178

2020	CEO	7,141,267	0	0	5,701,209	5,633,903	1,152,826	464,114

	Other NEOs	1,913,189	5,527	104,557	1,164,079	1,963,489	256,269	98,222
(4) TSR is determined based on the value of an initial fixed investment of $100. The peer group TSR represents TSR of the peer group disclosed in our Form
10-K
performance graph.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]
(2) The other named executive officers for each applicable year are as follows:

•	2022: Maurizio Nicolelli, Vikas Bhalla, Vivek Jetley, and Ankor Rai
•	2021: Maurizio Nicolelli, Vikas Bhalla, Vivek Jetley, and Samuel Meckey
•	2020: Maurizio Nicolelli, Pavan Bagai, Nalin Miglani, Vikas Bhalla, and Samuel Meckey

Peer Group Issuers, Footnote [Text Block]	TSR is determined based on the value of an initial fixed investment of $100. The peer group TSR represents TSR of the peer group disclosed in our Form 10-K performance graph.
PEO Total Compensation Amount	$ 11,010,906	$ 10,033,589	$ 7,141,267
PEO Actually Paid Compensation Amount	$ 16,069,419	19,117,355	8,690,902
Adjustment To PEO Compensation, Footnote [Text Block]
(3) SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not represent cash and/or equity value transferred to, or actually earned or realized by, the applicable named executive officer without restriction, but rather is a valuation calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as summary compensation table total compensation adjusted to (a) include the value of any pension benefit (or loss) attributed to the past fiscal year, including on account of any amendments adopted during such year; and (b) include the fair market value of equity awards as of December 31, 2022, or, if earlier, the vesting date (rather than the grant date) and factor in dividends and interest accrued with respect to such awards. For purposes of the pension valuation adjustments shown below, there was no prior service cost to report. In addition, for purposes of the equity award adjustments shown below, no equity awards were cancelled due to failure to meet vesting conditions, no equity awards were granted and vested in the same year, and there are no dividends or interest accrued to report. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table total ($)	Deduct change in pension value ($)	Add pension service cost ($)	Deduct stock awards ($)	Add year-end value of unvested equity awards granted in year ($)	Add change in value of unvested equity awards granted in prior years ($)	Add change in value of equity awards granted in prior years which vested in year ($)

2022	CEO	11,010,906	0	0	8,356,213	10,658,841	1,995,931	759,954

	Other NEOs	2,697,045	20,200	124,859	1,797,927	2,336,355	635,050	106,766

2021	CEO	10,033,589	0	0	7,209,918	10,249,716	4,905,807	1,138,161

	Other NEOs	3,445,143	16,865	116,473	2,420,631	3,469,558	927,536	219,178

2020	CEO	7,141,267	0	0	5,701,209	5,633,903	1,152,826	464,114

	Other NEOs	1,913,189	5,527	104,557	1,164,079	1,963,489	256,269	98,222

Non-PEO NEO Average Total Compensation Amount	$ 2,697,045	3,445,143	1,913,189
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,081,949	5,740,391	3,166,120
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3) SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not represent cash and/or equity value transferred to, or actually earned or realized by, the applicable named executive officer without restriction, but rather is a valuation calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as summary compensation table total compensation adjusted to (a) include the value of any pension benefit (or loss) attributed to the past fiscal year, including on account of any amendments adopted during such year; and (b) include the fair market value of equity awards as of December 31, 2022, or, if earlier, the vesting date (rather than the grant date) and factor in dividends and interest accrued with respect to such awards. For purposes of the pension valuation adjustments shown below, there was no prior service cost to report. In addition, for purposes of the equity award adjustments shown below, no equity awards were cancelled due to failure to meet vesting conditions, no equity awards were granted and vested in the same year, and there are no dividends or interest accrued to report. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table total ($)	Deduct change in pension value ($)	Add pension service cost ($)	Deduct stock awards ($)	Add year-end value of unvested equity awards granted in year ($)	Add change in value of unvested equity awards granted in prior years ($)	Add change in value of equity awards granted in prior years which vested in year ($)

2022	CEO	11,010,906	0	0	8,356,213	10,658,841	1,995,931	759,954

	Other NEOs	2,697,045	20,200	124,859	1,797,927	2,336,355	635,050	106,766

2021	CEO	10,033,589	0	0	7,209,918	10,249,716	4,905,807	1,138,161

	Other NEOs	3,445,143	16,865	116,473	2,420,631	3,469,558	927,536	219,178

2020	CEO	7,141,267	0	0	5,701,209	5,633,903	1,152,826	464,114

	Other NEOs	1,913,189	5,527	104,557	1,164,079	1,963,489	256,269	98,222

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
2022 Performance measures
As noted above, our Compensation and Talent Management Committee believe
s
in a wholistic evaluation of our executives’
and
our Company’s performance and uses a mix of performance measures throughout our annual and long-term incentive programs to align executive pay with stockholder value creation. As required by SEC rules, in 2022, the financial performance measures identified as the most important and used by us to link compensation actually paid for our for named executive officers’ are listed below.

Revenue

Adjusted Operating Profit Margin

Relative TSR

Total Shareholder Return Amount	$ 244	208	123
Peer Group Total Shareholder Return Amount	116	130	102
Net Income (Loss)	$ 143,000,000	$ 115,000,000	$ 89,000,000
Company Selected Measure Amount	1,412,000,000	1,122,000,000	958,000,000
PEO Name	Rohit Kapoor.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Profit Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member] | Deduct change in pension value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Add pension service cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Deduct stock awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,356,213)	(7,209,918)	(5,701,209)
PEO [Member] | Add yearend value of unvested equity awards granted in year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,658,841	10,249,716	5,633,903
PEO [Member] | Add change in value of unvested equity awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,995,931	4,905,807	1,152,826
PEO [Member] | Add change in value of equity awards granted in prior years which vested in year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	759,954	1,138,161	464,114
Non-PEO NEO [Member] | Deduct change in pension value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(20,200)	(16,865)	(5,527)
Non-PEO NEO [Member] | Add pension service cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	124,859	116,473	104,557
Non-PEO NEO [Member] | Deduct stock awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,797,927)	(2,420,631)	(1,164,079)
Non-PEO NEO [Member] | Add yearend value of unvested equity awards granted in year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,336,355	3,469,558	1,963,489
Non-PEO NEO [Member] | Add change in value of unvested equity awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	635,050	927,536	256,269
Non-PEO NEO [Member] | Add change in value of equity awards granted in prior years which vested in year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 106,766	$ 219,178	$ 98,222